INCOME TAXES - Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Bad debt allowance recorded for accounts receivable	$ 289,756	$ 299,596	$ 272,557
Net operating loss carry-forward	159,219	152,257
Less: valuation allowance	(159,219)	(152,257)
Total	$ 289,756	$ 299,596	$ 272,557